Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment.
Property, plant and equipment

10.Property, plant and equipment

At December 31, 2022 and 2021, the acquisition or manufacturing costs and the accumulated depreciation of property, plant and equipment consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022	translation	group	Additions	Reclassifications	Disposals	2022

Land	70,691	(3,002)	(65)	1,842	(261)	(47)	69,158
Buildings and improvements	4,129,180	192,505	(15,357)	30,248	192,974	(158,052)	4,371,498
Machinery and equipment	5,679,662	208,366	(3,153)	363,609	127,282	(212,796)	6,162,970
Construction in progress	394,333	12,180	5,017	224,867	(279,396)	(4,098)	352,903
Property, plant and equipment	10,273,866	410,049	(13,558)	620,566	40,599	(374,993)	10,956,529

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021

Land	69,582	147	93	4	2,446	(1,581)	70,691
Buildings and improvements	3,613,172	251,338	2,568	60,173	277,232	(75,303)	4,129,180
Machinery and equipment	5,233,002	243,941	9,232	419,897	103,355	(329,765)	5,679,662
Construction in progress	471,478	19,553	(30)	258,826	(345,219)	(10,275)	394,333
Property, plant and equipment	9,387,234	514,979	11,863	738,900	37,814	(416,924)	10,273,866

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2022	translation	group	Additions	Impairment(1)	Reclassifications	Disposals	2022

Land	586	(41)	—	—	—	(14)	—	531
Buildings and improvements	2,472,155	118,465	(7,709)	287,845	18,840	(799)	(116,462)	2,772,335
Machinery and equipment	3,566,098	116,787	(2,962)	516,802	12,687	1,400	(179,831)	4,030,981
Property, plant and equipment	6,038,839	235,211	(10,671)	804,647	31,527	587	(296,293)	6,803,847
(1)	Including impairment loss in the amount of €28,949 related to a production plant and associated machines which were fully written off as a result of economic sanctions imposed on Russia, due to the Ukraine War, that negatively impacted the Company’s supply chain to the country. The impairment loss is recorded at Corporate (see note 26).

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation					December 31,
	2021	translation	group	Additions	Impairment	Reclassifications	Disposals	2021

Land	1,317	(10)	—	—	—	—	(721)	586
Buildings and improvements	2,098,019	154,893	(1,795)	260,532	3,870	11,803	(55,167)	2,472,155
Machinery and equipment	3,231,034	141,256	(868)	482,034	5,647	2,633	(295,638)	3,566,098
Property, plant and equipment	5,330,370	296,139	(2,663)	742,566	9,517	14,436	(351,526)	6,038,839

Book value

in € THOUS

	December 31,	December 31,
	2022	2021

Land	68,627	70,105
Buildings and improvements	1,599,163	1,657,025
Machinery and equipment	2,131,989	2,113,564
Construction in progress	352,903	394,333
Property, plant and equipment	4,152,682	4,235,027

Depreciation expense for property, plant and equipment amounted to €804,647, €742,566 and €738,201 for the years ended December 31, 2022, 2021, and 2020, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €25,410 of property, plant and equipment, of which €14,656 is committed at December 31, 2022 for 2023. The terms of these agreements run 1 to 5 years.

Included in machinery and equipment at December 31, 2022 and 2021 were €811,991 and €778,887, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with ESKD on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

At December 31, 2022 and 2021, the hyperinflationary effects on property, plant and equipment consisted of the following:

Effect of hyperinflation

in € THOUS

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2022

Land	5,029	—	5,029
Buildings and improvements	51,767	19,930	31,837
Machinery and equipment	109,730	67,556	42,174
Construction in progress	3,179	18	3,161
Property, plant and equipment	169,705	87,504	82,201

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2021

Land	3,604	—	3,604
Buildings and improvements	34,989	13,045	21,944
Machinery and equipment	56,545	34,665	21,880
Construction in progress	2,062	6	2,056
Property, plant and equipment	97,200	47,716	49,484